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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                        October 20, 2000

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re:   MFS(R)Series Trust I (File Nos. 33-7638 and 811-4777),  on Behalf
               of MFS(R)Strategic Growth Fund;  MFS(R)Series Trust II (File Nos.
               33-7637 and 811-4775),  on Behalf of MFS(R)Emerging  Growth Fund;
               MFS(R)Series Trust IV (File Nos. 2-54607 and 811-2594), on Behalf
               of  MFS(R)Mid  Cap Growth Fund;  MFS(R)Series  Trust V (File Nos.
               2-38613 and 811-2031),  on Behalf of MFS(R)Total  Return Fund and
               MFS(R)Research  Fund;  MFS(R)Series  Trust VI (File Nos. 33-34502
               and   811-6102),   on  Behalf  of   MFS(R)Global   Equity   Fund;
               MFS(R)Series  Trust VII (File  Nos.  2-68918  and  811-3090),  on
               Behalf of MFS(R)Capital Opportunities Fund; MFS(R)Series Trust IX
               (File Nos. 2-50409  811-2464),  on Behalf of MFS(R) Bond Fund and
               MFS(R)Limited Maturity Fund; Massachusetts Investors Growth Stock
               Fund (File Nos. 2-14677 and 811-859); and Massachusetts Investors
               Trust (File Nos.  2-11401 and 811-203)  (together,  the "Trusts")

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the current Prospectus of the above-named funds. These foreign language documents were first used on October 18, 2000. The English Prospectuses were filed electronically with the Securities and Exchange Commission via EDGAR as follows:

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
                                                              EDGAR                          EDGAR
Fund                                                       Filing Type        Date Filed     Accession Number
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
MFS Strategic Growth Fund                                      497              1/3/00       950135-00-000006
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MFS Emerging Growth Fund                                       497              4/3/00       912938-00-000268
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MFS Mid Cap Growth Fund                                        497              1/3/00       950135-00-000007
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MFS Total Return Fund                                          497              2/2/00       950156-00-000049
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MFS Research Fund                                              497              2/2/00       950156-00-000049
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MFS Global Equity Fund                                         497              3/1/00       912938-00-000223
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MFS Capital Opportunities Fund                                 497              4/3/00       912938-00-000267
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MFS Bond Fund                                                  497             9/15/00       912938-00-000461
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MFS Limited Maturity Fund                                      497             9/15/00       912938-00-000461
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Massachusetts Investors Growth Stock Fund                      497              4/3/00       912938-00-000266
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Massachusetts Investors Trust                                  497              5/1/00       912938-00-000307
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

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Prospectus for each fund filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                        Clerk of the Trusts

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